Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	RMB INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000030126
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017
RMB Fund (Prospectus Summary) | RMB Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMBHX
RMB Fund (Prospectus Summary) | RMB Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMBJX
RMB Fund (Prospectus Summary) | RMB Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMBGX
RMB Mendon Financial Services Fund (Prospectus Summary) | RMB Mendon Financial Services Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMBKX
RMB Mendon Financial Services Fund (Prospectus Summary) | RMB Mendon Financial Services Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMBNX
RMB Mendon Financial Services Fund (Prospectus Summary) | RMB Mendon Financial Services Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMBLX
RMB Mendon Financial Long/Short Fund (Prospectus Summary) | RMB Mendon Financial Long/Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMBFX
RMB Mendon Financial Long/Short Fund (Prospectus Summary) | RMB Mendon Financial Long/Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMBCX
RMB Mendon Financial Long/Short Fund (Prospectus Summary) | RMB Mendon Financial Long/Short Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMBIX